UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (85.6%)
Australia (5.5%)
Banks (4.2%)
1,500	USD	Commonwealth Bank of Australia, Series EMTN, Senior Subordinated Notes (Callable 08/11/09 @ $100.00) #	(AA-, Aa2)	08/11/14	3.016	$1,468,425
24,000	USD	Commonwealth Bank of Australia, Series EMTN, Subordinated Notes (Callable 12/15/11 @ $100.00) #‡‡	(AA-, Aa2)	12/15/16	2.996	22,408,800
1,500	USD	National Australia Bank, Ltd., Series EMTN, Subordinated Notes (Callable 06/23/09 @ $100.00) #	(AA-, Aa2)	06/23/14	3.101	1,474,081
						25,351,306
Collateral CMO (1.3%)
1,710	USD	Medallion Trust, Series 2007-1G, Class A 1 #	(AAA, Aaa)	02/27/39	2.678	1,539,969
6,926	USD	Progress Trust, Series 2007-1G, Class A 1, Rule 144A #‡	(AAA, Aaa)	08/19/38	2.789	6,555,357
						8,095,326
TOTAL AUSTRALIA						33,446,632
China (2.3%)
Forest Products (1.0%)
5,900	USD	Sino-Forest Corp., Series REGS, Company Guaranteed Notes §	(BB, Ba2)	08/17/11	9.125	6,003,250
Retail (1.3%)
8,000	USD	Parkson Retail Group, Ltd., Company Guaranteed Notes (Callable 5/30/10 @ $103.56) §	(BB, Ba1)	05/30/12	7.125	7,875,200
TOTAL CHINA						13,878,450
Hong Kong (8.7%)
Banks (0.6%)
4,000	USD	Wing Hang Bank, Ltd., Series EMTN, Subordinated Notes (Callable 04/20/17 @ $100.00)	(NR, A3)	04/20/17	6.000	3,399,376
Chemicals (0.3%)
1,686	USD	Towngas China Company, Ltd., Company Guaranteed Notes	(BBB-, Baa3)	09/23/11	8.250	1,812,619
Consumer/Commercial/Lease Financing (5.6%)
5,000	USD	Hutchinson Whampoa Finance, Ltd., Rule 144A, Company Guaranteed Notes ‡	(A-, A3)	08/01/17	7.450	5,391,445
5,000	USD	Hutchison Whampoa International 03/33, Ltd., Rule 144A, Company Guaranteed Notes ‡	(A-, A3)	01/24/14	6.250	5,076,480
23,000	USD	Hutchison Whampoa International 03/33, Ltd., Series REGS, Company Guaranteed Bonds ‡‡	(A-, A3)	11/24/33	7.450	23,336,030
						33,803,955
Distribution & Wholesale (0.2%)
1,000	USD	Li & Fung, Ltd., Senior Unsecured Notes	(A-, A3)	05/16/17	5.500	938,552
Diversified Financials (0.5%)
3,000	USD	PCCW-HWT Capital No. 2, Ltd., Series REGS, Company Guaranteed Notes	(BBB, Baa2)	07/15/13	6.000	2,901,732
Property (1.5%)
9,700	USD	Wharf Finance, Ltd., Series EMTN, Notes §	(BBB, Baa1)	11/06/17	6.125	9,379,211
TOTAL HONG KONG						52,235,445
India (2.7%)
Banks (1.3%)
8,000	USD	State Bank of India/London, Senior Notes	(BBB-, Baa2)	12/08/09	4.750	7,894,072
Electric - Generation (0.9%)
6,000	USD	NTPC, Ltd., Series EMTN, Notes §	(BBB-, NR)	03/02/16	5.875	5,612,538
Metals & Mining (0.5%)
2,900	USD	Vedanta Resources PLC, Senior Unsubordinated Notes	(BB, Ba1)	02/22/10	6.625	2,918,125
TOTAL INDIA						16,424,735
Indonesia (12.2%)
Automobile Parts & Equipment (1.3%)
8,950	USD	GT 2005 Bonds BV, Company Guaranteed Bonds	(B, B2)	07/21/10	10.250	8,022,431

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Indonesia
Banks (3.9%)
8,600	USD	Indonesia Government Bond, Credit Linked Notes ‡‡	(BB+, Ba3)	06/22/13	14.250	$7,983,948
6,500	USD	Indonesia Government Bond, Credit Linked Notes ‡‡#	(BB+, Ba3)	12/18/13	14.275	7,931,501
8,600	USD	Indonesia Government Bond, Credit Linked Notes ‡‡#	(BB+, Ba3)	10/17/14	11.000	7,824,925
						23,740,374
Sovereign (5.5%)
100,000,000	IDR	Indonesia Government, Series FR23, Bonds ‡‡	(BB+, Ba3)	12/15/12	11.000	10,833,205
100,250,000	IDR	Indonesia Government, Series FR26, Bonds ‡‡	(BB+, Ba3)	10/15/14	11.000	10,729,021
50,000,000	IDR	Indonesia Government, Series FR33, Bonds ‡‡	(BB+, Ba3)	03/15/13	12.500	5,687,608
60,000,000	IDR	Indonesia Government, Series FR40, Bonds ‡‡	(BB+, Ba3)	09/15/25	11.000	5,872,717
						33,122,551
Transportation (1.5%)
13,010	USD	BLT Finance BV, Company Guaranteed Notes (Callable 05/15/12 @ $103.75) ‡‡	(CCC+, NR)	05/15/14	7.500	8,939,809
TOTAL INDONESIA						73,825,165
Malaysia (6.1%)
Banks (0.6%)
3,500	USD	Public Bank Berhad, Subordinated Notes (Callable 06/20/12 @ $100.00) #	(BBB+, A3)	06/20/17	5.000	3,400,495
Oil & Gas (1.3%)
7,400	USD	Petronas Capital, Ltd., Series REGS, Company Guaranteed Notes	(A-, A1)	05/22/12	7.000	7,942,531
Sovereign (4.2%)
4,250	USD	Malaysian Government, Notes	(A-, A3)	06/01/09	8.750	4,417,799
22,700	USD	Sarawak International, Inc., Company Guaranteed Notes ‡‡	(A-, Baa1)	08/03/15	5.500	21,297,571
						25,715,370
TOTAL MALAYSIA						37,058,396
Singapore (9.1%)
Banks (3.2%)
9,000	USD	Oversea-Chinese Banking Corporation, Ltd., Series REGS, Junior Subordinated Notes‡‡	(A+, Aa2)	09/06/11	7.750	9,688,311
10,000	USD	United Overseas Bank, Ltd., Series REGS, Subordinated Notes ‡‡	(A-, Aa2)	07/02/13	4.500	9,506,440
						19,194,751
Electric (0.4%)
2,500	USD	SP Powerassets, Ltd., Notes^^	(AA-, Aa3)	10/22/13	5.000	2,494,390
Sovereign (5.0%)
20,000	SGD	Singapore Government, Bonds ‡‡	(AAA, Aaa)	10/01/12	2.500	15,022,173
20,000	SGD	Singapore Government, Bonds ‡‡	(AAA, Aaa)	09/01/18	4.000	15,637,448
						30,659,621
Transportation (0.5%)
2,795	USD	PSA International Pte., Ltd. Series REGS, Senior Unsecured Notes §	(AA, Aaa)	06/29/11	5.750	2,897,669
TOTAL SINGAPORE						55,246,431
South Korea (33.8%)
Banks (26.0%)
8,300	KRW	Hana Bank, Series GMTN, Subordinated Notes (Callable 4/12/12 @ $100.00) +	(BBB+, A2)	04/12/17	5.375	7,668,976
20,000,000	KRW	Industrial Bank of Korea, Series 0712, Bonds ‡‡	(A, A2)	12/04/09	6.320	19,879,452
98,000,000	KRW	Korean Government CPI Linked, Series 1703, Bonds ‡‡	(A, A2)	03/10/17	2.750	104,925,508
10,000	KRW	National Agricultural Cooperative Federation, Series EMTN, Subordinated Notes (Callable 04/26/12 @ $100.00) ‡‡#	(A-, A2)	04/26/17	5.375	9,290,850
11,500	KRW	Shinhan Bank (Callable 09/20/16 @ $100.00) #§	(BBB, A3)	09/20/36	6.819	9,572,968
6,000	KRW	Shinhan Bank, Series EMTN, Subordinated Notes (Callable 07/15/10 @ $100.00) #	(BBB, A2)	07/15/15	5.125	5,843,946
						157,181,700

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
South Korea
Electric Utilities (1.9%)
11,800	KRW	Korea Midland Power Company, Ltd. §	(A-, A1)	02/11/13	5.375	$11,606,964
Sovereign (5.6%)
7,600	KRW	Korea Development Bank, Global Notes	(A, Aa3)	01/17/13	5.300	7,526,325
10,000,000	KRW	Korea Development Bank, Series 0824, Bonds‡‡ø	(A-, Aa3)	08/24/08	5.152	9,848,822
15,000,000	KRW	Korea National Housing, Series 0711 Bonds ‡‡	(A+, A2)	11/30/12	3.000	13,239,084
3,500,000	KRW	Korea Treasury Bond ‡‡	(A+, A2)	09/10/16	5.000	3,262,707
						33,876,938
Telecommunications (0.3%)
2,000	KRW	Hanarotelecom, Inc., Senior Notes	(BBB-, Baa3)	02/01/12	7.000	1,991,638
TOTAL SOUTH KOREA						204,657,240
Taiwan (0.4%)
Banks (0.4%)
3,000	USD	Chinatrust Commercial Bank, Series REGS, Subordinated Notes #	(BBB, Baa1)	03/17/15	5.625	2,559,222
TOTAL TAIWAN						2,559,222
Thailand (2.3%)
Banks (0.6%)
3,000	USD	Bangkok Bank PCL, Series REGS, Subordinated Notes	(BBB, Baa1)	03/15/29	9.025	3,156,786
Chemicals (1.7%)
2,500	USD	Aromatics (Thailand) PCL, Unsecured Notes §	(BBB, Baa2)	07/20/12	5.500	2,436,190
500	USD	IRPC PCL, Unsubordinated Notes	(BBB-, Baa3)	05/25/17	6.375	472,542
8,000	USD	PTT Chemical PCL, Series 0311, Unsubordinated Notes §	(BBB, Baa3)	06/24/15	5.500	7,481,608
						10,390,340
TOTAL THAILAND						13,547,126
Vietnam (2.5%)
Banks (2.5%)
10,787	USD	State Treasury of Vietnam, Credit Linked Note‡‡	(BB+, Ba3)	01/15/11	7.900	8,192,447
13,500	USD	Vietnam Development Bank Bond, Credit Linked Notes #	(BB+, Ba3)	01/15/10	7.700	6,988,680
TOTAL VIETNAM						15,181,127
TOTAL BONDS (Cost $535,949,428)						518,059,969

Number of Shares

SHORT-TERM INVESTMENTS (17.2%)
27,180,592		State Street Navigator Prime Fund§§				27,180,592

Par (000)
$36,808	State Street Bank and Trust Co. Euro Time Deposit ‡‡	08/01/08	0.850	36,808,000
40,000	UBS AG, Time Deposit ‡‡	08/05/08	2.330	40,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $103,988,592)				103,988,592

TOTAL INVESTMENTS AT VALUE (102.8%) (Cost $639,938,020)				622,048,561

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.8%)				(16,861,066)

NET ASSETS (100.0%)				$605,187,495

OPEN FUTURES CONTRACTS

	Number of				Unrealized
	Contracts	Expiration	Contract	Contract	Appreciation/
Futures Contracts	Long (Short)	Date	Amount	Value	(Depreciation)

Korea Treasury 3 Year Bonds Futures	778	09/16/08	$81,223,145	$81,201,660	$(21,485)
U.S. Treasury 2 Year Bonds Futures	257	09/30/08	53,880,987	54,484,000	603,013
			135,104,132	135,685,660	581,528
U.S. Treasury 5 Year Bonds Futures	(1,193)	09/30/08	(132,213,683)	(132,823,774)	(610,091)
U.S. Treasury 10 Year Bonds Futures	(1,265)	09/19/08	(142,062,725)	(145,257,578)	(3,194,853)
			(274,276,408)	(278,081,352)	(3,804,944)
			$(139,172,276)	$(142,395,692)	$(3,223,416)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency to		Contract	Contract	Unrealized
Currency Contract	Date	be Purchased/(Sold)		Amount	Value	Gain (Loss)

Yuan Renminbi	10/14/08	CNY	126,492,000	$17,956,901	$18,632,179	$675,278
Yuan Renminbi	10/27/08	CNY	41,000,000	6,083,989	6,049,250	(34,739)
Yuan Renminbi	12/12/08	CNY	237,545,000	35,000,000	35,288,044	288,044
Yuan Renminbi	01/23/09	CNY	41,000,000	6,180,283	6,130,199	(50,084)
Yuan Renminbi	05/27/09	CNY	124,986,800	19,300,000	19,040,385	(259,615)
European Economic Unit	08/19/08		€(15,900,000)	(24,215,700)	(24,783,302)	(567,602)
European Economic Unit	08/19/08		€(7,500,000)	(11,741,100)	(11,690,237)	50,863
European Economic Unit	08/19/08		€(4,451,992)	(7,000,000)	(6,939,311)	60,689
Indonesian Rupiah	08/19/08	IDR	(56,820,000,000)	(6,120,866)	(6,226,618)	(105,752)
Indonesian Rupiah	08/19/08	IDR	56,820,000,000	6,000,000	6,226,618	226,618
Indonesian Rupiah	11/06/08	IDR	(270,530,000,000)	(28,697,358)	(29,240,370)	(543,012)
Indonesian Rupiah	11/06/08	IDR	(50,841,000,000)	(5,400,000)	(5,495,175)	(95,175)
Indonesian Rupiah	11/06/08	IDR	141,000,000,000	15,000,000	15,240,056	240,056
Indian Rupee	08/08/08	INR	(737,100,000)	(16,960,423)	(17,287,174)	(326,751)
Indian Rupee	08/08/08	INR	737,100,000	18,000,000	17,287,174	(712,826)
Indian Rupee	08/20/08	INR	(705,901,899)	(16,227,630)	(16,518,557)	(290,927)
Indian Rupee	08/20/08	INR	705,901,899	16,839,263	16,518,557	(320,706)
Indian Rupee	09/04/08	INR	(549,242,000)	(12,588,632)	(12,818,057)	(229,425)
Indian Rupee	09/04/08	INR	549,242,000	13,786,195	12,818,057	(968,138)
Indian Rupee	11/03/08	INR	1,590,260,000	37,000,000	37,000,000	0
Indian Rupee	12/05/08	INR	(403,400,000)	(9,161,935)	(9,305,669)	(143,734)
Indian Rupee	12/05/08	INR	403,400,000	10,000,000	9,305,669	(694,331)
Japanese Yen	08/19/08		¥1,185,782,190	11,496,822	10,982,632	(514,190)
Japanese Yen	08/19/08		¥1,217,152,873	11,741,100	11,273,185	(467,915)
Japanese Yen	08/19/08		¥1,276,130,000	12,292,939	11,819,427	(473,512)
Malaysian Ringgit	08/19/08	MYR	(184,445,100)	(56,700,000)	(56,683,735)	16,265
Malaysian Ringgit	08/19/08	MYR	55,000,000	17,046,335	16,902,620	(143,715)
Malaysian Ringgit	08/19/08	MYR	140,000,000	43,535,046	43,024,851	(510,195)
Malaysian Ringgit	10/03/08	MYR	(49,791,250)	(15,250,000)	(15,307,946)	(57,946)
Malaysian Ringgit	10/03/08	MYR	(49,500,000)	(15,159,404)	(15,218,404)	(59,000)
Malaysian Ringgit	10/03/08	MYR	40,000,000	12,315,271	12,297,700	(17,571)
Malaysian Ringgit	10/03/08	MYR	40,000,000	12,254,902	12,297,700	42,798
Malaysian Ringgit	10/07/08	MYR	(98,049,000)	(30,000,000)	(30,146,084)	(146,084)
Malaysian Ringgit	10/07/08	MYR	(96,484,029)	(29,521,167)	(29,664,920)	(143,753)
Malaysian Ringgit	10/07/08	MYR	137,318,750	42,409,818	42,219,937	(189,881)
Malaysian Ringgit	10/28/08	MYR	23,422,500	7,232,292	7,203,232	(29,060)
Philippine Peso	08/19/08	PHP	(160,310,000)	(3,576,512)	(3,625,822)	(49,310)
Philippine Peso	08/19/08	PHP	79,578,000	1,835,582	1,799,861	(35,721)
Philippine Peso	08/29/08	PHP	(562,500,000)	(12,500,000)	(12,715,053)	(215,053)
Philippine Peso	10/16/08	PHP	(1,006,808,000)	(22,000,000)	(22,691,740)	(691,740)
Philippine Peso	10/28/08	PHP	(298,410,000)	(6,701,777)	(6,718,679)	(16,902)
Philippine Peso	10/28/08	PHP	(100,000,000)	(2,257,948)	(2,251,492)	6,456
Philippine Peso	10/28/08	PHP	201,460,500	4,534,131	4,535,868	1,737
Philippine Peso	11/28/08	PHP	(570,250,000)	(12,500,000)	(12,800,075)	(300,075)
Philippine Peso	12/22/08	PHP	(1,300,000,000)	(31,145,184)	(29,110,891)	2,034,293
Singapore Dollar	08/19/08	SGD	(50,393,260)	(37,000,000)	(36,865,100)	134,900
Singapore Dollar	08/19/08	SGD	27,180,000	20,000,000	19,883,481	(116,519)
Singapore Dollar	08/19/08	SGD	57,021,720	42,000,000	41,714,138	(285,862)
Singapore Dollar	08/19/08	SGD	374,312,034	274,563,217	273,827,306	(735,911)
Singapore Dollar	10/03/08	SGD	20,530,380	15,159,403	15,053,015	(106,388)
Singapore Dollar	10/07/08	SGD	40,000,000	29,521,166	29,333,102	(188,064)
Singapore Dollar	10/28/08	SGD	(11,171,053)	(8,254,676)	(8,199,128)	55,548
Taiwan Dollar	08/19/08	TWD	110,645,500	3,664,972	3,609,318	(55,654)
Taiwan Dollar	09/29/08	TWD	304,210,000	10,122,114	9,935,713	(186,401)
Taiwan Dollar	09/29/08	TWD	351,840,000	11,675,073	11,491,342	(183,731)
				$363,866,502	$356,437,077	$(7,429,425)

OPEN SWAP CONTRACTS

Interest Rate Swaps

							Unrealized
	Notional	Expiration		Receive	Annual	Deliverable	Appreciation/
Currency	Amount	Date	Counterparty	(Pay)	Premium	on Default	(Depreciation)

AUD	77,110,000	05/23/11	CITI	Receive	7.43%	Non-Deliverable Interest Rate Swap	$(1,577,113)
AUD	(77,110,000)	05/23/11	CITI	Pay	7.68%	Non-Deliverable Interest Rate Swap	1,781,273
THB	1,200,000,000	06/26/13	CITI	Receive	3.82%	Non-Deliverable Interest Rate Swap	(814,100)
THB	(1,200,000,000)	06/26/13	CITI	Pay	6.05%	Non-Deliverable Interest Rate Swap	(21,386)
THB	485,906,000	07/09/13	CITI	Receive	3.89%	Non-Deliverable Interest Rate Swap	(373,317)
THB	(485,906,000)	07/09/13	CITI	Pay	6.22%	Non-Deliverable Interest Rate Swap	(66,842)
SGD	55,000,000	05/20/13	CITI	Receive	2.90%	Non-Deliverable Interest Rate Swap	(416,778)
SGD	(55,000,000)	05/20/13	CITI	Pay	1.57%	Non-Deliverable Interest Rate Swap	(293,081)
SGD	35,000,000	05/19/15	CITI	Receive	3.14%	Non-Deliverable Interest Rate Swap	(436,526)
SGD	(35,000,000)	05/19/15	CITI	Pay	1.57%	Non-Deliverable Interest Rate Swap	(186,506)
SGD	15,000,000	05/19/23	CITI	Receive	3.65%	Non-Deliverable Interest Rate Swap	(229,858)
SGD	(15,000,000)	05/19/23	CITI	Pay	1.57%	Non-Deliverable Interest Rate Swap	(79,931)
KRW	30,000,000,000	05/11/12	CITI	Receive	5.36%	Non-Deliverable Interest Rate Swap	(2,180,439)
KRW	(30,000,000,000)	05/11/12	CITI	Pay	4.96%	Non-Deliverable Interest Rate Swap	2,789,628
KRW	30,000,000,000	12/06/12	CITI	Receive	5.36%	Non-Deliverable Interest Rate Swap	(2,506,891)
KRW	(30,000,000,000)	12/06/12	CITI	Pay	5.27%	Non-Deliverable Interest Rate Swap	2,787,875
KRW	25,000,000,000	03/27/18	CITI	Receive	5.37%	Non-Deliverable Interest Rate Swap	(252,746)
KRW	(25,000,000,000)	03/27/18	CITI	Pay	5.10%	Non-Deliverable Interest Rate Swap	635,929
							$(1,440,809)

Currency Swaps

						Unrealized
	Notional	Expiration		Receive	Deliverable on	Appreciation/
Currency	Amount	Date	Counterparty	(Pay)	Default	(Depreciation)

USD	10,614,584	08/28/08	CITI	Receive USD	Non-Deliverable Cross Currency Swap	$141,068
KRW	(10,000,000,000)	08/28/08	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	514,293
USD	5,384,450	11/28/08	CITI	Receive USD	Non-Deliverable Cross Currency Swap	25,684
KRW	(5,000,000,000)	11/28/08	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	421,602
USD	21,636,829	12/07/09	CITI	Receive USD	Non-Deliverable Cross Currency Swap	92,389
KRW	(20,000,000,000)	12/07/09	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	1,729,710
USD	15,000,000	01/28/10	CITI	Receive USD	Non-Deliverable Cross Currency Swap	3,450
KRW	(14,250,000,000)	01/28/10	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	1,059,626
USD	20,000,000	02/07/10	CITI	Receive USD	Non-Deliverable Cross Currency Swap	137,800
KRW	(20,220,000,000)	02/07/10	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(455,955)
USD	2,354,310	02/16/10	CITI	Receive USD	Non-Deliverable Cross Currency Swap	33,102
KRW	(2,226,000,000)	02/16/10	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	133,281
USD	19,743,337	07/11/10	CITI	Receive USD	Non-Deliverable Cross Currency Swap	(276,604)
KRW	(20,000,000,000)	07/11/10	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	283,627
USD	20,018,016	07/14/10	CITI	Receive USD	Non-Deliverable Cross Currency Swap	(285,457)
KRW	(20,000,000,000)	07/14/10	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(306,869)

USD	2,426,007	06/13/11	CITI	Receive USD	Non-Deliverable Cross Currency Swap	0
KRW	(2,500,000,000)	06/13/11	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(44,227)
PHP	2,300,000,000	05/11/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	566,821
USD	(48,749,470)	05/11/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(292,009)
PHP	639,000,000	12/03/12	CITI	Receive PHP	Non-Deliverable Cross Currency Swap	(1,724,166)
USD	(15,000,000)	12/03/12	CITI	Pay USD	Non-Deliverable Cross Currency Swap	(67,950)
USD	15,000,000	06/28/13	CITI	Receive USD	Non-Deliverable Cross Currency Swap	(186,450)
KRW	(15,543,000,000)	06/28/13	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	(169,956)
USD	4,859,611	06/22/17	CITI	Receive USD	Non-Deliverable Cross Currency Swap	19,195
KRW	(4,500,000,000)	06/22/17	CITI	Pay KRW	Non-Deliverable Cross Currency Swap	198,695
						$1,550,700

Credit Default Swaps

						Unrealized
	Notional	Expiration	Underlying		Annual	Appreciation /	Upfront
Currency	Amount	Date	Instrument	Counterparty	Rate	(Depreciation)	Payment

USD	17,000,000	01/20/13	3-Month LIBOR Index	CITI	3.50%	$(471,410)	$0

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

NR= Not Rated

REGS = Regulation S

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, these securities amounted to a value of $17,023,282 or 2.8% of net assets.

#	Variable rate obligations — The interest rate is the rate as of July 31, 2008.
+	Step Bond — The interest rate is as of July 31, 2008 and will reset at a future date.
ø	Zero-coupon bond — The interest rate represents the annualized yield at date of purchase.
^^	Collateral segregated for swap contracts.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

AUD = Australian Dollar
CNY = Yuan Renminbi
EUR = European Economic Unit
IDR = Indonesian Rupiah
INR = Indian Rupee
JPY = Japanese Yen
KRW = South Korean Won
MYR = Malaysian Ringgit
PHP = Philippine Peso
SGD = Singapore Dollar
THB = Thailand Baht
TWD = Taiwan Dollar
USD = U.S. Dollar

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $639,938,020, $7,131,200, $(25,020,659) and $(17,889,459), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments
July 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (96.1%)
Belgium (2.8%)
Beverages (1.4%)
InBev NV	4,108	$275,402
Metals & Mining (1.4%)
Umicore	6,365	285,690
TOTAL BELGIUM		561,092

Bermuda (0.5%)
Real Estate (0.5%)
Hiscox, Ltd.	23,694	93,341
TOTAL BERMUDA		93,341

Brazil (1.6%)
Oil & Gas (1.6%)
Petroleo Brasileiro SA - Petrobras ADR	7,265	333,028
TOTAL BRAZIL		333,028

Denmark (1.6%)
Electrical Equipment (1.6%)
Vestas Wind Systems A/S*	2,408	314,119
TOTAL DENMARK		314,119

Finland (0.9%)
Diversified Telecommunication Services (0.9%)
Nokia Oyj	6,540	178,538
TOTAL FINLAND		178,538

France (10.2%)
Banks (2.8%)
BNP Paribas	3,226	318,108
Societe Generale§	2,809	260,009
		578,117
Insurance (0.9%)
Axa	6,414	188,565
Media (1.1%)
Vivendi SA	5,112	213,790
Metals & Mining (0.9%)
Vallourec SA§	609	181,382
Oil & Gas (1.1%)
Total SA	2,817	215,750
Pharmaceuticals (1.0%)
Sanofi-Aventis	2,817	197,786
Real Estate (1.0%)
Unibail-Rodamco	926	207,212
Textiles & Apparel (1.4%)
LVMH Moet Hennessy Louis Vuitton SA	2,498	274,797
TOTAL FRANCE		2,057,399

Germany (12.3%)
Banks (1.2%)
Deutsche Bank AG§	2,592	239,529
Biotechnology (1.4%)
MorphoSys AG*	3,802	283,416
Chemicals (2.4%)
BASF SE	3,754	237,680
K+S AG	2,008	246,993
		484,673

	Number of Shares	Value

COMMON STOCKS
Germany
Electric Utilities (3.0%)
E.ON AG	3,159	$602,166
Electrical Equipment (1.8%)
Norddeutsche Affinerie AG§	6,915	372,320
Multi-Utilities (2.5%)
RWE AG	4,277	511,918
TOTAL GERMANY		2,494,022

India (1.3%)
Diversified Telecommunication Services (1.3%)
Bharti Airtel, Ltd.*	14,392	267,125
TOTAL INDIA		267,125

Israel (2.1%)
Pharmaceuticals (2.1%)
Teva Pharmaceutical Industries, Ltd. ADR§	9,322	417,999
TOTAL ISRAEL		417,999

Italy (2.1%)
Banks (2.1%)
Intesa Sanpaolo	61,786	347,065
UniCredito Italiano SpA	14,238	84,849
TOTAL ITALY		431,914

Japan (18.1%)
Automobiles (1.1%)
Toyota Motor Corp.	5,036	216,688
Banks (3.7%)
Mitsubishi UFJ Financial Group, Inc.	21,579	190,196
Mizuho Financial Group, Inc.	65	310,657
The Bank of Yokohama, Ltd.	39,182	252,194
		753,047
Chemicals (1.4%)
Shin-Etsu Chemical Company, Ltd.	4,509	275,361
Diversified Financials (1.6%)
Daiwa Securities Group, Inc.	36,425	315,161
Electronic Equipment & Instruments (1.2%)
Omron Corp.	14,016	245,527
Food & Drug Retailing (1.3%)
Seven & I Holdings Co., Ltd.	8,700	265,571
Household Durables (1.3%)
Sony Corp.	7,127	269,010
Household Products (2.2%)
Uni-Charm Corp.	6,345	446,684
Machinery (1.5%)
Komatsu, Ltd.	12,700	314,811
Road & Rail (1.1%)
Central Japan Railway Co.	22	223,350
Specialty Retail (1.7%)
Yamada Denki Company, Ltd.§	4,968	336,044
TOTAL JAPAN		3,661,254

Mexico (1.2%)
Wireless Telecommunication Services (1.2%)
America Movil SAB de CV ADR Series L	4,817	243,210
TOTAL MEXICO		243,210

	Number of Shares	Value

COMMON STOCKS
Netherlands (10.5%)
Chemicals (1.6%)
Koninklijke DSM NV§	5,239	$317,968
Energy Equipment & Services (1.3%)
Fugro NV	3,066	217,591
SBM Offshore NV	2,537	56,784
		274,375
Food Products (1.5%)
Koninklijke Numico NV	177	15,161
Nutreco Holding NV§	4,245	282,703
		297,864
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics NV	9,060	302,057
Insurance (0.9%)
AEGON NV	16,655	194,762
IT Consulting & Services (1.3%)
Exact Holding NV	8,771	258,516
Transportation Infrastructure (2.4%)
Koninklijke Boskalis Westminster NV	4,482	239,539
Smit International NV	2,684	247,420
		486,959
TOTAL NETHERLANDS		2,132,501

Norway (5.2%)
Banks (1.7%)
DnB NOR ASA	26,887	342,734
Construction & Engineering (1.2%)
Aker Kvaerner ASA	10,185	238,163
Energy Equipment & Services (1.4%)
Sevan Marine ASA*§	26,404	289,889
Oil & Gas (0.9%)
DNO International ASA*§	119,294	190,151
TOTAL NORWAY		1,060,937

Singapore (2.2%)
Banks (2.2%)
United Overseas Bank, Ltd.	32,012	452,349
TOTAL SINGAPORE		452,349

Spain (1.4%)
Diversified Telecommunication Services (1.4%)
Telefonica SA	10,961	284,484
TOTAL SPAIN		284,484

Sweden (0.3%)
Diversified Telecommunication Services (0.3%)
Telefonaktiebolaget LM Ericsson, B Shares	5,259	55,210
TOTAL SWEDEN		55,210

Switzerland (5.3%)
Banks (0.7%)
UBS AG*	7,261	139,289
Food Products (2.0%)
Nestle SA	9,265	406,176
Pharmaceuticals (2.6%)
Novartis AG	9,063	537,723
TOTAL SWITZERLAND		1,083,188

	Number of Shares	Value

COMMON STOCKS
Taiwan (1.7%)
Diversified Telecommunication Services (1.7%)
Chunghwa Telecom Company, Ltd. ADR*	13,734	$345,959
TOTAL TAIWAN		345,959

United Kingdom (14.8%)
Banks (2.4%)
Barclays PLC	11,671	79,200
HSBC Holdings PLC§	19,497	320,816
Royal Bank of Scotland Group PLC	20,932	86,793
		486,809
Insurance (0.5%)
Chaucer Holdings PLC	68,467	100,669
Metals & Mining (3.1%)
Antofagasta PLC	19,299	219,012
BHP Billiton PLC	12,159	402,151
		621,163
Oil & Gas (3.8%)
BG Group PLC	14,961	337,908
BP PLC	20,748	212,811
Royal Dutch Shell PLC Class A§	6,225	220,880
		771,599
Pharmaceuticals (2.1%)
AstraZeneca PLC	4,452	216,244
GlaxoSmithKline PLC	9,143	212,990
		429,234
Tobacco (1.5%)
Imperial Tobacco Group PLC	8,095	302,134
Wireless Telecommunication Services (1.4%)
Vodafone Group PLC	106,820	285,971
TOTAL UNITED KINGDOM		2,997,579

TOTAL COMMON STOCKS (Cost $17,599,596)		19,465,248

SHORT-TERM INVESTMENTS (16.4%)
State Street Navigator Prime Portfolio§§	2,914,052	2,914,052

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 8/01/08	$ 408	408,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,322,052)		3,322,052

TOTAL INVESTMENTS AT VALUE (112.5%) (Cost $20,921,648)		22,787,300

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.5%)		(2,528,663)

NET ASSETS (100.0%)		$20,258,637

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $20,921,648, $3,579,428, $(1,713,776) and $1,865,652, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008